ORGANIZATION AND BASIS OF PRESENTATION - Schedule of Regulatory Assets on the Balance Sheets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Regulatory assets on the Balance Sheets
Regulatory assets	$ 515	$ 247	$ 665
Net Regulatory Liabilities included on FirstEnergy's Consolidated Balance Sheets	515	247		$ 386	$ 331	$ 272	$ 138	$ 82	$ (1)	$ (56)
Change	268
Current Return - FirstEnergy	538	439
Change		99
First Energy [Member]
Regulatory assets on the Balance Sheets
Regulatory liability	(1,185)	(995)
Regulatory assets	829	617
Net Regulatory Liabilities included on FirstEnergy's Consolidated Balance Sheets	(356)	(378)
Change	22
Current Return - FirstEnergy	1,425	1,243
Change	182
Customer payables for future income taxes
Regulatory assets on the Balance Sheets
Regulatory liability	(393)	(410)
Change	17
Customer payables for future income taxes | First Energy [Member]
Regulatory assets on the Balance Sheets
Regulatory liability	(2,041)	(2,234)
Change	193
Spent nuclear fuel disposal costs
Regulatory assets on the Balance Sheets
Regulatory liability	(76)	(72)
Change	(4)
Spent nuclear fuel disposal costs | First Energy [Member]
Regulatory assets on the Balance Sheets
Regulatory liability	(76)	(72)
Change	(4)
Asset removal costs
Regulatory assets on the Balance Sheets
Regulatory liability	(87)	(101)
Change	14
Asset removal costs | First Energy [Member]
Regulatory assets on the Balance Sheets
Regulatory liability	(675)	(681)
Change	6
Deferred transmission costs
Regulatory assets on the Balance Sheets
Regulatory liability	(25)	(3)
Change	(22)
Ohio settlement charges | First Energy [Member]
Regulatory assets on the Balance Sheets
Regulatory liability	(250)	0
Change	(250)
Deferred transmission costs | First Energy [Member]
Regulatory assets on the Balance Sheets
Regulatory liability	(43)
Regulatory assets		190
Change	(233)
Deferred generation costs | First Energy [Member]
Regulatory assets on the Balance Sheets
Regulatory assets	405	481
Change	(76)
Current Return - FirstEnergy	280	314
Change	(34)
Deferred distribution costs
Regulatory assets on the Balance Sheets
Regulatory assets	318	206
Change	112
Current Return - FirstEnergy	147	101
Change		46
Deferred distribution costs | First Energy [Member]
Regulatory assets on the Balance Sheets
Regulatory assets	466	287
Change	179
Current Return - FirstEnergy	199	153
Change	46
Storm-related costs
Regulatory assets on the Balance Sheets
Regulatory assets	367	310
Change	57
Current Return - FirstEnergy	367	310
Change	57
Storm-related costs | First Energy [Member]
Regulatory assets on the Balance Sheets
Regulatory assets	1,122	1,015
Change	107
Current Return - FirstEnergy	844	694
Change	150
Energy efficiency program costs
Regulatory assets on the Balance Sheets
Regulatory assets	316	208
Change	108
Energy efficiency program costs | First Energy [Member]
Regulatory assets on the Balance Sheets
Regulatory assets	462	349
Change	113
New Jersey societal benefit costs
Regulatory assets on the Balance Sheets
Regulatory assets	80	87
Change	(7)
New Jersey societal benefit costs | First Energy [Member]
Regulatory assets on the Balance Sheets
Regulatory assets	80	87
Change	(7)
Vegetation management | First Energy [Member]
Regulatory assets on the Balance Sheets
Regulatory assets	153	125
Change	28
Other
Regulatory assets on the Balance Sheets
Regulatory assets	15	22
Change	(7)
Current Return - FirstEnergy	24	28
Change	(4)
Other | First Energy [Member]
Regulatory assets on the Balance Sheets
Regulatory assets	41	75
Change	(34)
Current Return - FirstEnergy	102	$ 82
Change	$ 20